Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of accounting	These unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2021, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2021, filed with the U.S. Securities and Exchange Commission on April 28, 2022 (the “2021 Annual Report”).
Revenue and related expense recognition	Contracts relating to our LNG carrier, FSRU and FLNG assets can take the form of operating leases, finance leases, tolling, services and management service agreements. In addition, we have historically contracted a portion of our vessels in the spot market through our “Cool Pool” arrangement. Although the substance of these contracts is similar (they allow our customers to hire our assets and to avail themselves of CoolCo's management services for a specified day rate), the accounting treatment varies.
To determine whether a contract conveys a lease agreement for a period of time, the Company has assessed whether, throughout the period of use, the customer has both of the following:

•the right to obtain substantially all of the economic benefits from the use of the identified asset; and
•the right to direct the use of that identified asset.

If a contract relating to an asset fails to give both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity). In situations where we provide management services unrelated to an asset contract, we account for the contract as a revenue contract. Where we provide FSRU drydocking, site commissioning and FSRU hook-up services for third parties, we account for the contract as a revenue contract.

FSRU services revenue

Services revenue is generated from contracts entered into to perform drydocking, site commissioning and vessel hook-up services for vessels owned by third parties. The drydocking and commissioning services that we provide are considered a single performance obligation to the customer that is satisfied over time. Progress over time is measured using an input method of recognition based on our efforts expended over the contract term. Where contractual payment terms include fixed payments at specified periods throughout the contract, these are recognized as contract liabilities to the extent that the payments are received from the customer in advance of rendering the services.

Stock-based compensation	Our stock-based compensation includes both stock options and restricted stock units (“RSUs”). We expense the fair value of stock-based compensation issued to employees and non-employees over the period the stock options or RSUs vest. We recognize stock-based compensation cost for awards containing a service condition only on a straight-line basis over the employee’s requisite service period or the non-employee’s vesting period, unless the award contains performance and/or market conditions, in which case stock-based compensation cost is recognized using the graded vesting method. Certain stock options and RSUs provide for accelerated vesting in the event of death or disability in service or a change of control (as defined in our Long Term Incentive Plan). No compensation cost is recognized for stock-based compensation for which the individuals do not render the requisite service. We have elected to recognize forfeitures as they occur. The fair value of stock options is estimated using the Black-Scholes option pricing model. The fair value of RSUs is estimated using the market price of the Company’s common stock at grant date or the Monte Carlo simulation model, as appropriate. Upon eventual stock option exercises or RSU conversions, shares delivered will be made available from either our authorized unissued shares, treasury shares or repurchasing our shares in the open market.
Use of estimates
The preparation of financial statements requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual value, charter rates, vessel operating expenses and drydocking requirements.

In relation to the oil derivative instruments (note 20), the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the Hilli's Liquefaction Tolling Agreement (“LTA”). The fair value of the gas derivative was determined using the estimated discounted cash flows of the additional payments due to us as a result of forecasted natural gas prices and forecasted Euro/USD exchange rates. Significant inputs used in the valuation of the oil and gas derivative instruments include an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The changes in fair value of our oil and gas derivative instruments are recognized in each period within “Realized and unrealized gains on oil and gas derivative instruments” as part of the unaudited consolidated statement of operations (note 7).
During the period ended September 30, 2022, as a result of the worldwide outbreak of the coronavirus (“COVID-19”) and its impact on our operations, we considered whether indicators of impairment existed that could indicate that the carrying amounts of the vessels may not be recoverable as of September 30, 2022 and concluded that, with the exception of the impairment discussed in notes 4 and 11, no such events or changes in circumstances had occurred to warrant a change in the assumptions utilized in the December 31, 2021 impairment tests of our vessels. We will continue to monitor developments in the markets in which we operate for indications that the carrying values of our remaining vessels are not recoverable.
Adoption of new accounting standards and Accounting pronouncements that have been issued but not adopted
Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and in January 2021 the FASB issued ASU 2021-01 Reference Rate Reform (Topic 848): Scope. These amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. We currently do not believe the use of optional expedients in ASU 2020-04 and ASU 2021-01 will have a significant impact on our consolidated financial statements, however we will continue to evaluate this until December 31, 2022.

In August 2020, the FASB issued ASU 2020-06 Debt – Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Topic 815). The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260. We adopted this with effect from January 1, 2022. We adjusted the additional paid in capital as of January 1, 2022 in our unaudited consolidated statement of changes in equity as included herein.

In May 2021, the FASB issued ASU 2021-04 Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging —Contracts in Entity’s Own Equity (Subtopic 815-40). We adopted this with effect from January 1, 2022. The adoption of ASU 2021-04 had no impact on our consolidated financial statements.

In July 2021, the FASB issued ASU 2021-05 Leases (Topic 842) – Lessors – Certain Leases with Variable Lease Payments. We adopted this with effect from January 1, 2022. The adoption of ASU 2021-05 has no impact on our consolidated financial statements.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-08 Business Combinations (Topic 805) - Accounting for contract assets and contract liabilities from contracts with customers	Requires contract assets and contract liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606. Generally, this new guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree (rather than having such amounts recognized by the acquirer at fair value in acquisition accounting, as has been historical practice).
		January 1, 2023	No impact currently expected as a result of the adoption of this ASU.
ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This amendment is intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. This amendment is required to be applied prospectively from date of adoption; early adoption is permitted.
		January 1, 2024	No impact currently expected as a result of the adoption of this ASU.